RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
20.          RELATED PARTY TRANSACTIONS

(a)          Related parties(1)

Name of related parties	Relationship with the Company

i) Tencent Limited and its affiliates (“Tencent”)	A shareholder of the Company
ii) Vietnam Payment Solutions JSC (“VN Pay”) (2)	An associated company
iii) Shanghai Wuju Information Technology Co., Ltd. (“Wuju”)	An associated company
iv) Vexere Joint Stock Company (“Vexere”)	An associated Company
v) Directors and the key management	Key Management

(1)	These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2017, 2018 and 2019.

(2)	VN Pay ceased to be a related party of the Company as of August 31, 2017.

(b)	The Company had the following significant related party transactions for the years ended December 31, 2017, 2018 and 2019:

	2017 $	2018 $	2019 $
Royalty fee and license fee to:
- Tencent	70,470	96,713	122,234

Royalty fee and license fee from:
- Tencent	262	3,629	1,602

Rack rental income from:
- Tencent	1,007	677	438

Services provided by:
- VN Pay	149	–	–
- Tencent	1,012	13,066	19,005

Purchase of merchandise goods from:
- VN Pay	2,898	–	–

Sales of goods to:
- VN Pay	679	–	–

Loans provided to:
- Wuju	422	–	–

Repayment of loans from:
- Wuju	953	–	–
- VN Pay	1,784	–	–

Issuance of convertible notes to:
- Tencent	100,000	50,000	–

Interest expense to:
- Tencent	4,153	2,092	563

Conversion of convertible notes (principal amount) by:
- Tencent	–	–	100,000

Promissory notes extended to:
- Key management	9,768	–	–

Repayment of promissory notes from:
- Key management	16,178	–	–

Interest income received from:
- Key management	774	–	–
(c)	The Company had the following significant related party balances for the years ended December 31, 2018 and 2019:

	December 31,
	2018 $	2019 $
Amounts due from related parties:
Current:
- Tencent	5,224	477

Convertible notes (principal amount) due to:
Non-current:
- Tencent	150,000	–

Amount due to related parties:
Current:
- Tencent	46,025	34,970